UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        April 14, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:   $183,088
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                      TITLE
                                       OF              VALUE   SHRS OR           INVESTMENT         VOTING AUTHORITY
NAME OF ISSUER                        CLASS   CUSIP   (X$1000) PRN AMT  SH/ PRN  DISCRETION   SOLE   SHARED   NONE
BHP BILLITON LTD - SPON ADR          ADR    088606108    8,773  106,600   SH        SOLE                     106,600
UNION PACIFIC CORPORATION            COM    907818108    8,514  112,400   SH        SOLE                     112,400
EXXON MOBIL CORPORATION              COM    30231G102    8,101  117,812   SH        SOLE                     117,812
CATERPILLAR TRACTOR CO               COM    149123101    7,832  120,000   SH        SOLE                     120,000
BERKSHIRE HATHAWAY                   COM    084670108    7,263       60   SH        SOLE                          60
WAL-MART STORES                      COM    931142103    6,676  121,224   SH        SOLE                     121,224
PEPSICO INCORPORATED                 COM    713448108    6,636  100,000   SH        SOLE                     100,000
INTERNATIONAL BUSINESS MACHINE       COM    459200101    6,477   50,300   SH        SOLE                      50,300
SCHLUMBERGER LTD                     COM    806857108    5,655   85,000   SH        SOLE                      85,000
INTEL CORP                           COM    458140100    5,538  245,600   SH        SOLE                     245,600
EMERSON ELECTRIC CO                  COM    291011104    5,512  108,500   SH        SOLE                     108,500
ORACLE CORP                          COM    68389X105    5,226  200,000   SH        SOLE                     200,000
COVIDIEN LTD                         COM    G2554F105    4,581   90,400   SH        SOLE                      90,400
CISCO SYSTEMS INC                    COM    17275R102    4,543  170,800   SH        SOLE                     170,800
PROCTER & GAMBLE CO                  COM    742718109    4,517   72,000   SH        SOLE                      72,000
3M COMPANY                           COM    88579Y101    4,175   50,000   SH        SOLE                      50,000
KIMBERLY CLARK CORPORATION           COM    494368103    3,985   64,600   SH        SOLE                      64,600
ABBOTT LABS                          COM    002824100    3,860   73,200   SH        SOLE                      73,200
ROYAL DUTCH SHELL PLC - ADR A        ADR    780259206    3,824   63,000   SH        SOLE                      63,000
BP P.L.C.                            ADR    055622104    3,810   64,082   SH        SOLE                      64,082
ENBRIDGE INC.                        COM    29250N105    3,653   74,000   SH        SOLE                      74,000
MICROSOFT CORP.                      COM    594918104    3,641  120,000   SH        SOLE                     120,000
AMERICAN EXPRESS COMPANY             COM    025816109    3,598   82,000   SH        SOLE                      82,000
AMETEK INC                           COM    031100100    3,531   83,200   SH        SOLE                      83,200
TARGET CORP                          COM    87612E106    3,507   63,000   SH        SOLE                      63,000
GENERAL ELECTRIC COMPANY             COM    369604103    3,334  180,000   SH        SOLE                     180,000
ILLINOIS TOOL WORKS                  COM    452308109    3,150   66,000   SH        SOLE                      66,000
MEDCO HEALTH SOLUTIONS INC           COM    58405U102    3,094   48,000   SH        SOLE                      48,000
HOSPIRA INC                          COM    441060100    3,032   53,900   SH        SOLE                      53,900
ENBRIDGE ENERGY MANAGEMENT LLC       COM    29250X103    2,940   56,057   SH        SOLE                      56,057
LOWE'S CORP                          COM    548661107    2,666  104,000   SH        SOLE                     104,000
PRAXAIR INC                          COM    74005P104    2,285   26,900   SH        SOLE                      26,900
KOHL'S CORP                          COM    500255104    2,274   40,000   SH        SOLE                      40,000
AMERIPRISE FINANCIAL INC             COM    03076C106    2,216   48,000   SH        SOLE                      48,000
PHILIP MORRIS INTERNATIONAL          COM    718172109    2,168   41,100   SH        SOLE                      41,100
HSBC HOLDINGS PLC-SPONS ADR          ADR    404280406    1,965   37,000   SH        SOLE                      37,000
WALGREENS                            COM    931422109    1,965   53,000   SH        SOLE                      53,000
GLAXOSMITHKLINE PLC                  ADR    37733W105    1,960   50,000   SH        SOLE                      50,000
MERCK & CO.                          COM    58933Y105    1,849   50,000   SH        SOLE                      50,000
COCA-COLA COMPANY                    COM    191216100    1,692   31,000   SH        SOLE                      31,000
BRISTOL-MYERS SQUIBB CO              COM    110122108    1,680   64,000   SH        SOLE                      64,000
JM SMUCKER CO                        COM    832696405    1,663   26,900   SH        SOLE                      26,900
VISA INC/A                           COM    92826C839    1,425   15,400   SH        SOLE                      15,400
DEVRY INC                            COM    251893103    1,343   20,700   SH        SOLE                      20,700
YUM BRANDS INC                       COM    988498101    1,327   32,600   SH        SOLE                      32,600
FRANKLIN RESOURCES                   COM    354613101    1,252   10,900   SH        SOLE                      10,900
WEATHERFORD INTERNATIONAL            COM    H27013103    1,207   73,000   SH        SOLE                      73,000
TRANSOCEAN LTD                       COM    H8817H100    1,165   13,600   SH        SOLE                      13,600
ITC HOLDINGS CORP                    COM    465685105    1,149   20,700   SH        SOLE                      20,700
FLOWSERVE CORP                       COM    34354P105      863    7,500   SH        SOLE                       7,500

GRAND TOTALS                                           183,088 3,608,035



